CONVERTIBLE LOANS (Schedule of Convertible Components) (Details) - Convertible loans [Member]	Jul. 02, 2018 $ / shares
Disclosure of detailed information about borrowings [line items]
Price per share	$ 865	[1]
Volatility	62.00%
Probability of entering Phase 2b/3
Probability for IPO	100.00%

[1]	The price per share as of July 2, 2018 was based on quoted price on Nasdaq before the shares split.